Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended
	Jun. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%	14.21%
Dearborn Partners Rising Dividend Fund - Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(2.99%)	6.35%	9.52%	8.85%
Performance Inception Date	Apr. 10, 2013
Dearborn Partners Rising Dividend Fund - Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.37%	7.72%	10.35%	9.56%
Performance Inception Date	Apr. 10, 2013
Dearborn Partners Rising Dividend Fund - Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.53%	6.98%	9.78%	9.04%
Dearborn Partners Rising Dividend Fund - Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.01%	6.03%	8.48%	7.91%
Dearborn Partners Rising Dividend Fund - Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		0.35%	6.65%	9.25%	8.47%
Performance Inception Date	Apr. 10, 2013